CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Schedule of cash and cash equivalents

	December 31,	June 30,
	2022	2023	2023
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Cash and cash equivalents
- Cash on hand	71	5	1
- Cash at bank	31,154	32,204	4,439
- Short-term deposits	470	—	—

	31,695	32,209	4,440

Schedule of group’s cash and cash equivalents

	December 31,	June 30,
	2022	2023	2023
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

CNY	24,709	27,398	3,777
US$	6,255	4,426	610
HK$	731	385	53

	31,695	32,209	4,440